November 14, 2000

Boyar Value Fund
Supplement to Statement of Additional Information ("SAI") Dated May 1, 2000

Effective October 9, 2000 the address for the Boyar Value Fund's Secretary will be 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. After this date please disregard the address printed in the SAI.